       LEGG MASON
       -------------------------------------------------------------------------
       CASH RESERVE TRUST

                       ---------------------------------------------------------

                                  ANNUAL REPORT TO SHAREHOLDERS
                                  August 31, 2002

                       ---------------------------------------------------------

                                         [LEGG MASON FUNDS LOGO]

To Our Shareholders,

  The Legg Mason Cash Reserve Trust now has $2.4 billion invested in a diversified portfolio of high quality fixed income securities with relatively short maturities.

  As this letter is written on September 16, the Trust's annualized yield for the past 7 days is 1.09%(A) (an effective yield of 1.10% when the compounding effect of dividend reinvestments is included). The average weighted maturity of our portfolio is 40 days.

  A complete listing of the Trust's portfolio holdings at August 31, 2002, appears in this report. You will note that approximately 87% of the Trust's portfolio was invested in U.S. government and agency securities and repurchase agreements fully secured by such securities.

  You may add to your Cash Reserve Trust account at any time by sending a check for $500 or more (made payable to Legg Mason Cash Reserve Trust) to:

                         Legg Mason Cash Reserve Trust
                                 P.O. Box 1476
                         Baltimore, Maryland 21203-1476

  Please include your account number on any checks you send to us.

      Sincerely,

         /s/ JOHN F. CURLEY, JR.            /s/ MARK R. FETTING
         John F. Curley, Jr.                Mark R. Fetting
         Chairman                           President

September 16, 2002

---------------

(A ) The yields shown here are for past periods and are not intended to indicate future performance. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

Statement of Net Assets

August 31, 2002
(Amounts in Thousands)

Legg Mason Cash Reserve Trust

                                      Rate            Maturity Date         Par         Value
------------------------------------------------------------------------------------------------
Certificates of Deposit -- 5.6%

Bank of America Corporation     1.95%                    11/22/02         $ 10,000    $   10,000(A)
Canadian Imperial Bank of
 Commerce                       2.50%                    12/27/02           10,000         9,994(D)
Credit Suisse First Boston      1.805%                   7/21/03             7,500         7,499(A)
Harris Trust & Savings Bank     2.20%                    11/1/02            25,000        25,001
National City Bank of Indiana   2.225%                   12/30/02           50,000        50,000
UBS AG Stamford                 2.59%                     1/7/03            25,000        25,010(D)
Wilmington Trust Co.            1.74%                     1/7/03            10,000        10,000
                                                                                      ----------
Total Certificates of Deposit
 (Amortized Cost -- $137,504)                                                            137,504
------------------------------------------------------------------------------------------------
Corporate and Other Bonds -- 3.4%

Bayer Corp.                     6.50%                    10/1/02            10,000        10,027(B)
Chase Manhattan Auto Owner
 Trust 2002-A                   1.9425%                  3/17/03            10,778        10,777(C)
Fleet National Bank             2.01%                    7/31/03             5,000         5,010(A)
Household Finance Corporation   2.10188%                 12/5/02            11,000        11,001(A)
Merrill Lynch & Co., Inc.       6.00%                    2/12/03            11,180        11,357
MMCA Automobile Trust 2002-1    2.00875%                 3/15/03             6,565         6,565(C)
Morgan Stanley                  7.125%                   1/15/03            14,725        14,985
Province of Ontario             7.375%                   1/27/03             7,085         7,236(D)
Wells Fargo & Company           6.50%                     9/3/02             5,000         5,000
                                                                                      ----------
Total Corporate and Other
 Bonds (Amortized Cost --
 $81,958)                                                                                 81,958
------------------------------------------------------------------------------------------------
Medium-Term Notes -- 2.2%

Citigroup Inc.                  2.31%                     4/7/03             5,000         5,002(A)
General Electric Capital
 Corporation                    6.70%                    10/1/02            12,000        12,029
Heller Financial, Inc.          1.9375%                   9/5/02            10,000        10,000(A)
International Business
 Machines Corporation           5.80%                     9/9/02            22,000        22,017(D)
Wells Fargo & Co.               4.25%                    8/15/03             5,000         5,097
                                                                                      ----------
Total Medium-Term Notes
 (Amortized Cost -- $54,145)                                                              54,145
------------------------------------------------------------------------------------------------

                                      Rate            Maturity Date         Par         Value
------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 70.9%

Fannie Mae                      1.64% to 6.375%     9/4/02 to 7/25/03     $440,808    $  439,803
Fannie Mae                      1.69% to 1.795%    10/17/02 to 12/6/02      59,000        59,000(A)
Federal Farm Credit Bank        1.64% to 1.71%      9/6/02 to 11/1/02      144,000       143,928
Federal Home Loan Bank          1.63% to 4.5%       9/4/02 to 5/15/03      280,673       280,691
Federal Home Loan Bank          1.665%                   3/21/03            45,000        44,992(A)
Freddie Mac                     1.64% to 7.375%     9/3/02 to 5/15/03      580,559       582,885
Sallie Mae                      1.689% to 1.711%   12/19/02 to 2/20/03     100,000       100,000(A)
Tennesee Valley Authority       1.63% to 1.65%      9/9/02 to 9/23/02       77,000        76,940
                                                                                      ----------
Total U.S. Government and Agency
 Obligations (Amortized Cost --
 $1,728,239)                                                                           1,728,239
------------------------------------------------------------------------------------------------
Repurchase Agreements -- 16.2%

Merrill Lynch Government Securities, Inc.
 1.85%, dated 8/30/02, to be repurchased at $147,370 on 9/3/02
 (Collateral: $231,570 Resolution Funding Corp. principal-only securities, due 1/15/09 to 1/15/30, value $102,325; $45,550 Financing
 Corp. principal-only securities, due 9/26/19, value $17,138; $41,790
 U.S. Treasury principal-only securities, due 11/15/09, value $30,820)     147,340       147,340
Lehman Brothers, Inc.
 1.82%, dated 8/30/02, to be repurchased at $247,068 on 9/3/02
 (Collateral: $614,027 Freddie Mac bonds, 0%, due 5/7/18 to 1/16/25, value $109,140; $159,815 Federal Home Loan Bank notes, 0%, due 3/26/18 to 9/24/21, value $48,434; $50,000 Fannie Mae notes, 5.57%, due
 11/14/16, value $51,000; $43,500 Fannie Mae notes, 0%, due 3/23/18, value $13,811; $21,070 Federal Home Loan Bank notes, 3.575%, due
 3/28/07, value $21,148; $8,000 Freddie Mac bonds, 8%, due 2/15/07,
 value $8,425)                                                             247,018       247,018
                                                                                      ----------
Total Repurchase Agreements (Amortized Cost -- $394,358)                                 394,358
------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------

Total Investments, at Amortized Cost and Value -- 98.3%                               $2,396,204(E)
Other Assets Less Liabilities -- 1.7%                                                     42,625
                                                                                      ----------

NET ASSETS APPLICABLE TO 2,438,318 SHARES OUTSTANDING                                 $2,438,829
                                                                                      ==========

NET ASSET VALUE PER SHARE                                                                  $1.00
                                                                                      ==========
------------------------------------------------------------------------------------------------

(A) The rates of interest on these securities are tied to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. The coupon rates are as of August 31, 2002.

(B) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 0.41% of net assets.

(C) Asset-backed security -- A security backed by a pool of assets such as property, mortgages or receivables.

(D) Yankee Certificates of Deposit or Bonds -- Dollar-denominated certificates of deposit or bonds issued in the U.S. by foreign entities.

(E) Also represents cost for federal income tax purposes.

See notes to financial statements.

Statement of Operations

For the Year Ended August 31, 2002
(Amounts in Thousands)

Legg Mason Cash Reserve Trust


-----------------------------------------------------------------------------
Investment Income:
Interest                                                            $51,500
Expenses:
Management fee                                     $10,464
Distribution fee                                     2,303
Audit and legal fees                                    82
Custodian fee                                          491
Registration fees                                       75
Reports to shareholders                                116
Shareholder meeting expense                             45
Transfer agent and shareholder servicing expense     2,038
Trustees' fees                                          20
Other expenses                                         195
                                                   -------
      Total expenses                                                 15,829
                                                                    -------
NET INVESTMENT INCOME                                                35,671
NET REALIZED GAIN/(LOSS) ON INVESTMENTS                                  17
-----------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                      $35,688
                                                                    =======

See notes to financial statements.

Statement of Changes in Net Assets

(Amounts in Thousands)

Legg Mason Cash Reserve Trust

                                                 For the Years Ended August 31,
                                                 -------------------------------
                                                     2002               2001
------------------------------------------------------------------------------------
Change in Net Assets:
Net investment income                             $   35,671         $  102,494
Net realized gain/(loss) on investments                   17                439
                                                  ----------         ----------
Change in net assets resulting from
  operations                                          35,688            102,933
Distributions to shareholders from net
  investment income                                  (35,671)          (102,494)
Change in net assets from Trust share
  transactions                                       147,493            340,861
                                                  ----------         ----------
Change in net assets                                 147,510            341,300
Net Assets:
Beginning of year                                  2,291,319          1,950,019
------------------------------------------------------------------------------------
End of year                                       $2,438,829         $2,291,319
                                                  ==========         ==========

See notes to financial statements.

Financial Highlights

Legg Mason Cash Reserve Trust

  Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                       Years Ended August 31,
                                  -----------------------------------------------------------------
                                     2002        2001         2000         1999         1998
---------------------------------------------------------------------------------------------------
Net asset value,
 beginning of year                  $1.00       $1.00        $1.00        $1.00        $1.00
                                  -----------------------------------------------------------------
Net investment income                 .02(A)      .05(A)       .05(A)       .04          .05
Distributions from net
 investment income                   (.02)       (.05)        (.05)        (.04)        (.05)
                                  -----------------------------------------------------------------
Net asset value,
 end of year                        $1.00       $1.00        $1.00        $1.00        $1.00
                                  ==================================================================

Ratios/supplemental data:
 Total return                        1.56%       4.89%        5.36%        4.46%        4.96%
 Expenses to average net assets       .69%(A)     .67%(A)      .68%(A)      .75%         .78%
 Net investment income to
   average net assets                1.55%(A)    4.74%(A)     5.25%(A)     4.37%        4.86%

 Net assets, end of year
   (in millions)                   $2,439      $2,291       $1,950       $1,777       $1,423
---------------------------------------------------------------------------------------------------

(A) Net of 12b-1 service fees waived by Legg Mason Wood Walker, Inc. of 0.05% of average daily net assets. If no fees had been waived by Legg Mason, the annualized ratio of expenses to average daily net assets would have been as follows for the years ended August 31, 2002: 0.74%; 2001: 0.72%; and 2000:
    0.73%.

See notes to financial statements.

Notes to Financial Statements

Legg Mason Cash Reserve Trust
(Amounts in Thousands)

--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies:

  The Legg Mason Cash Reserve Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The policies set forth below are in conformity with accounting principles generally accepted in the United States.

  Preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation

  Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Investment Income and Dividends to Shareholders

  Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net investment income for dividend purposes consists of interest accrued, plus original issue and market discount earned, less amortization of market premium and accrued expenses. At August 31, 2002, dividends payable of $1,130 were accrued.

Federal Income Taxes

  No provision for federal income or excise taxes is required since the Trust intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

  The tax basis components of net assets at August 31, 2002, consisted of $2,438,318 of paid-in capital and $511 of undistributed ordinary income.

--------------------------------------------------------------------------------

  Distributions during the years ended August 31, 2002 and 2001, were characterized as follows for tax purposes:

                              2002             2001
-----------------------------------------------------
Ordinary income             $35,671          $102,494
                            -------          --------
Total distributions         $35,671          $102,494
                            =======          ========

  The Trust intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of August 31, 2002, the Trust has no capital loss carryforwards.

2. Repurchase Agreements:

  The Trust may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the fund seeks to assert its rights. The Trust's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

3. Transactions With Affiliates:

  The Trust has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to this agreement, LMFA provides the Trust with management and administrative services, for which the Trust pays a fee at an annual rate ranging from 0.50% of the first $500 million of average daily net assets to 0.40% of average daily net assets in excess of $2 billion. Management fees of $921 were payable to LMFA at August 31, 2002.

  Western Asset Management Company ("Adviser") serves as investment adviser to the Trust. The Adviser is responsible for the actual investment activity of the Trust. LMFA (not the Trust) pays the Adviser a fee at an annual rate equal to 30% of the fee received by LMFA.

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Trust. Legg Mason may receive an annual distribution fee of up to 0.15% of the Trust's average daily net assets.

--------------------------------------------------------------------------------

However, Legg Mason has agreed to waive 0.05% of the fee indefinitely. Distribution and service fees of $201 were payable to Legg Mason at August 31, 2002.

  LM Fund Services, Inc., a registered transfer agent, has an agreement with the Trust's transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LM Fund Services, Inc. $780 for the year ended August 31, 2002.

  The Adviser, LMFA, Legg Mason and LM Fund Services, Inc. are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

4. Trust Share Transactions:

  The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At August 31, 2002, net assets consisted of paid-in capital of $2,438,318 and accumulated net realized gain of $511. Since the Trust has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                                               Reinvestment
                                   Sold      of Distributions   Repurchased   Net Change
----------------------------------------------------------------------------------------
Year Ended August 31, 2002      $5,878,591       $ 36,627       $(5,767,725)   $147,493
Year Ended August 31, 2001       6,163,268        101,521        (5,923,928)    340,861

Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Trustees
Legg Mason Cash Reserve Trust:

  We have audited the accompanying statement of net assets of Legg Mason Cash Reserve Trust (the "Trust") as of August 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the Trust's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason Cash Reserve Trust at August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                               /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania

September 30, 2002

Trustees and Officers

  The table below provides information about the Trust's trustees and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each trustee and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.

 --------------------------------------------------------------------------------------------------------------
                                  TERM OF
                                  OFFICE
                                    AND
                   POSITION(S)    LENGTH       NUMBER OF LEGG          OTHER
                    HELD WITH     OF TIME        MASON FUNDS       DIRECTORSHIPS     PRINCIPAL OCCUPATION(S)
   NAME AND AGE       FUNDS      SERVED(A)        OVERSEEN             HELD         DURING THE PAST FIVE YEARS
 --------------------------------------------------------------------------------------------------------------
 Curley, John F.,   Chairman      Since      Chairman and         None             Director and/or officer of
 Jr.(B)             and           1988       Director/ Trustee                     various other Legg Mason
 Age 63             Trustee                  of all Legg Mason                     affiliates. Retired Vice
                                             funds (consisting                     Chairman and Director of
                                             of 23 portfolios).                    Legg Mason, Inc. and Legg
                                                                                   Mason Wood Walker,
                                                                                   Incorporated. Formerly:
                                                                                   Director of Legg Mason Fund
                                                                                   Adviser, Inc. and Western
                                                                                   Asset Management Company
                                                                                   (each a registered
                                                                                   investment adviser).
 --------------------------------------------------------------------------------------------------------------
 Gilmore, Richard   Trustee       Since      Director/Trustee of  Director of CSS  Trustee of Pacor Settlement
 G.                               1990       all Legg Mason       Industries,      Trust, Inc. Formerly: Senior
 Age 75                                      funds (consisting    Inc.             Vice President, Chief
                                             of 23 portfolios).   (diversified     Financial Officer and
                                                                  holding company  Director of PECO Energy Co.,
                                                                  that makes       Inc. (now Exelon
                                                                  seasonal         Corporation); Director of
                                                                  decorative       Finance for the City of
                                                                  products).       Philadelphia; Executive Vice
                                                                                   President and Treasurer,
                                                                                   Girard Bank and Vice
                                                                                   President of its parent
                                                                                   holding company, the Girard
                                                                                   Company.
 --------------------------------------------------------------------------------------------------------------
 Lehman, Arnold     Trustee       Since      Director/Trustee of  None             Director of The Brooklyn
 L.                               1988       all Legg Mason                        Museum of Art. Formerly:
 Age 58                                      funds (consisting                     Director of The Baltimore
                                             of 23 portfolios).                    Museum of Art.
 --------------------------------------------------------------------------------------------------------------
 McGovern, Jill     Trustee       Since      Director/Trustee of  None             Chief Executive Officer of
 E.                               1988       all Legg Mason                        The Marrow Foundation since
 Age 58                                      funds (consisting                     1993. Formerly: Executive
                                             of 23 portfolios).                    Director of the Baltimore
                                                                                   International Festival
                                                                                   (1991-1993); Senior
                                                                                   Assistant to the President
                                                                                   of The Johns Hopkins
                                                                                   University (1986-1990).
 --------------------------------------------------------------------------------------------------------------

 --------------------------------------------------------------------------------------------------------------
                                  TERM OF
                                  OFFICE
                                    AND
                   POSITION(S)    LENGTH       NUMBER OF LEGG          OTHER
                    HELD WITH     OF TIME        MASON FUNDS       DIRECTORSHIPS     PRINCIPAL OCCUPATION(S)
   NAME AND AGE       FUNDS      SERVED(A)        OVERSEEN             HELD         DURING THE PAST FIVE YEARS
 --------------------------------------------------------------------------------------------------------------
 O'Brien, G.        Trustee       Since      Director/Trustee of  Director of the  Trustee of Colgate
 Peter                            1999       all Legg Mason       Royce Family of  University. President of
 Age 56                                      funds except Legg    Funds            Hill House, Inc.
                                             Mason Income Trust,  (consisting of   (residential home care).
                                             Inc. and Legg Mason  17 portfolios);  Formerly: Managing Director,
                                             Tax Exempt Trust,    Renaissance      Equity Capital Markets Group
                                             Inc. (consisting of  Capital          of Merrill Lynch & Co.
                                             18 portfolios).      Greenwich        (1971- 1999).
                                                                  Funds; and
                                                                  Pinnacle
                                                                  Holdings, Inc.
                                                                  (wireless
                                                                  communications).
 --------------------------------------------------------------------------------------------------------------
 Fetting, Mark      President     Since      Director of Legg     Director of the  Executive Vice President of
 R.(C)                            2001       Mason Value Trust,   Royce Family of  Legg Mason, Inc. Director
 Age 47                                      Inc., Legg Mason     Funds            and/or officer of various
                                             Special Investment   (consisting of   other Legg Mason affiliates.
                                             Trust, Inc., Legg    17 portfolios).  Formerly: Division President
                                             Mason Investment                      and Senior Officer of
                                             Trust, Inc. and                       Prudential Financial Group,
                                             Legg Mason Charles                    Inc. and related companies,
                                             Street Trust, Inc.;                   including fund boards and
                                             President of all                      consulting services to
                                             Legg Mason funds                      subsidiary companies (1991-
                                             (consisting of 23                     2000); Partner, Greenwich
                                             portfolios).                          Associates; Vice President,
                                                                                   T. Rowe Price Group, Inc.
 --------------------------------------------------------------------------------------------------------------
 Duffy, Marc        Vice          Since      Vice President and   None             Associate General Counsel of
 R.(D)              President     2000       Secretary of all                      Legg Mason Wood Walker,
 Age 44             and                      Legg Mason funds                      Incorporated. Formerly:
                    Secretary                (consisting of 23                     Senior Associate,
                                             portfolios).                          Kirkpatrick & Lockhart LLP
                                                                                   (1996-1999); Senior Counsel,
                                                                                   Securities and Exchange
                                                                                   Commission, Division of
                                                                                   Investment Management
                                                                                   (1989-1995).
 --------------------------------------------------------------------------------------------------------------
 Karpinski, Marie   Vice          Since      Vice President and   None             Vice President and Treasurer
 K.(D)              President     1988       Treasurer of all                      of Legg Mason Fund Adviser,
 Age 53             and                      Legg Mason funds                      Inc. and Western Asset
                    Treasurer                (consisting of 23                     Funds, Inc.; Treasurer of
                                             portfolios).                          Pacific American Income
                                                                                   Shares, Inc. and Western
                                                                                   Asset Premier Bond Fund.
 --------------------------------------------------------------------------------------------------------------

(A) Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees.

(B) Mr. Curley is considered to be an interested person (as defined in the 1940
    Act) of the Trust by virtue of being an employee of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Trust.

(C) Mr. Fetting is considered to be an interested person (as defined in the 1940
    Act) of the Trust by virtue of being an employee of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Trust.

(D) Officers of the Trust are interested persons (as defined in the 1940 Act).

 ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST
                           BY CALLING 1-800-822-5544.

                               Investment Manager

                               Legg Mason Fund Adviser, Inc.
                               Baltimore, MD

                               Investment Adviser

                               Western Asset Management Company
                               Pasadena, CA

                               Board of Trustees and Officers

                               John F. Curley, Jr., Chairman
                               Mark R. Fetting, President
                               Richard G. Gilmore
                               Arnold L. Lehman
                               Dr. Jill E. McGovern
                               G. Peter O'Brien

                               Transfer and Shareholder Servicing Agent

                               Boston Financial Data Services
                               Boston, MA

                               Custodian

                               State Street Bank & Trust Company
                               Boston, MA

                               Counsel

                               Kirkpatrick & Lockhart LLP
                               Washington, DC

                               Independent Auditors

                               Ernst & Young LLP
                               Philadelphia, PA

    This report is not to be distributed unless preceded or accompanied by a prospectus.

                      LEGG MASON WOOD WALKER, INCORPORATED
                        MEMBER NYSE, INC. - MEMBER SIPC
                    ---------------------------------------

                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 - 539 - 0000

LMF-018
10/02